Jul. 12, 2023

Supplement Dated July 12, 2023

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 5, 2023, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Michael Weaver.

Effective July 3, 2023, for the JNL/Heitman U.S. Focused Real Estate Fund, please delete all references to and information for John Minor, CFA.

Effective June 7, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Franco Castagiluolo	October 2022	Portfolio Manager, FIAM
Benjamin Harrison	June 2023	Portfolio Manager, FIAM
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Muñoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, and JNL iShares Tactical Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) to the Sub-Adviser (defined below).

Effective June 7, 2023, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, after the third paragraph please add the following:

Benjamin Harrison is a portfolio manager in the High Income and Alternatives division at Fidelity Investments. In this role, Mr. Harrison co-manages portfolios across retail and institutional assets. Prior to assuming his current responsibilities, Mr. Harrison was a Managing Director of Research. He also served as a research analyst covering chemical, services, forest products, and technology credits. He has been in the financial industry since joining Fidelity in 2009. Mr. Harrison earned his bachelor of arts degree in 20th century history from Brown University and his master of science in management research from the University of Oxford Saïd Business School. He is also a CFA® charterholder.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets IndexSM. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

On March 17, 2023, JNL Series Trust (“Trust”) filed an Information Statement with the Securities and Exchange Commission outlining a proposed change of control for Reinhart Partners LLC, a Co-Sub-Adviser to the JNL Multi-Manager Small Cap Value Fund, and subsequently mailed it to contract owners.  The Trust has been informed that the change of control will not occur.  Therefore, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” subsection “The Sub-Advisers to the JNL Multi-Manager Small Cap Value Fund,” please delete the paragraph for Reinhart Partners, LLC in the entirety and replace with the following:

Reinhart Partners, LLC (“Reinhart”), is located at 11090 N. Weston Drive, Mequon, Wisconsin 53092. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.

This Supplement is dated July 12, 2023.

JNL/Loomis Sayles Global Growth Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:
Principal Investment Strategies.
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.